Schedule of Future Commitments and Sublease Income (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Commitments and Contingencies Disclosure [Abstract]
2024	$ 541	$ 565
2025	350	541
2025		349
Thereafter
Total future minimum lease payments	1,161	1,455
Less imputed interest	(72)	(109)
Total lease liability	1,089	$ 1,346	$ 1,800
2023	$ 270